Share-Based Payments (Details 1)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2016	Jan. 31, 2015	Apr. 30, 2015	Apr. 30, 2014
Expected term in years		0 years
Risk-free interest rates Minimum	0.995%		0.995%	0.79%	0.80%	0.70%
Risk-free interest rates Maximum	1.75%		1.77%	1.94%	1.90%	2.40%
Risk-free interest rates		0.00%
Volatility Minimum	82.72%		82.72%	85.80%	86.00%	84.00%
Volatility Maximum	91.98%		92.32%	102.10%	102.00%	102.00%
Volatility		0.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Expected term in years	2 years 6 months		2 years 6 months	3 years	2 years 6 months	3 years
Maximum [Member]
Expected term in years	6 years		6 years	6 years	6 years	6 years